REINSURANCE	12 Months Ended
Dec. 31, 2021
Reinsurance Disclosures [Abstract]
REINSURANCE

13. REINSURANCE

The Company reinsures certain of its risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance the Company reinsures a proportionate share of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate share of the premiums less commissions and is liable for a corresponding share of all benefit payments. Modified coinsurance is accounted for in a manner similar to coinsurance except that the liability for future policy benefits is held by the ceding company, and settlements are made on a net basis between the companies.

Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to us under the terms of the reinsurance agreements. The Company monitors the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of its reinsurers. As of December 31, 2021, the Company had reinsured approximately 22% of the face value of its life insurance in-force. The Company has reinsured approximately 10% of the face value of its life insurance in-force with the following three reinsurers:

●	Security Life of Denver Insurance Co. (currently administered by Hannover Re)
●	Swiss Re Life & Health America Inc.
●	The Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

The Company has not experienced any credit losses for the years ended December 31, 2021, 2020, or 2019 related to these reinsurers. The Company has set limits on the amount of insurance retained on the life of any one person. The amount of insurance retained by the Company on any one life on traditional life insurance was $500,000 in years prior to mid-2005. In 2005, this retention amount was increased to $1,000,000 for certain policies, and during 2008, it was increased to $2,000,000 for certain policies. During 2016, the retention amount was increased to $5,000,000.

13. REINSURANCE – (Continued)

Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short- and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

The following table presents total net life insurance in-force:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Direct life insurance in-force	$829,253	$785,197
Amounts assumed from other companies	191,110	206,050
Amounts ceded to other companies	(222,865)	(244,588)
Net life insurance in-force	$797,498	$746,659
Percentage of amount assumed to net	24%	28%

The following table reflects the effect of reinsurance on life, accident/health, and property and liability insurance premiums written and earned:

			Assumed
		Ceded to	from
	Gross	Other	Other	Net
	Amount	Companies	Companies	Amount

	(Dollars In Millions)
For The Year Ended December 31, 2021
Premiums and policy fees:
Life insurance	$2,843	$(1,113)	$1,037	$2,767	(1)
Accident/health insurance	32	(19)	28	41
Property and liability insurance	281	(188)	1	94
Total	$3,156	$(1,320)	$1,066	$2,902
For The Year Ended December 31, 2020 (Recast)
Premiums and policy fees:
Life insurance	$2,661	$(826)	$934	$2,769	(1)
Accident/health insurance	37	(23)	90	104
Property and liability insurance	279	(178)	2	103
Total	$2,977	$(1,027)	$1,026	$2,976
For The Year Ended December 31, 2019 (Recast)
Premiums and policy fees:
Life insurance	$2,853	$(1,312)	$836	$2,377	(1)
Accident/health insurance	42	(90)	41	(7)
Property and liability insurance	281	(106)	3	178
Total	$3,176	$(1,508)	$880	$2,548
(1)	Includes annuity policy fees of $199 million, $163 million, and $164 million, for the years ended December 31, 2021, 2020, and 2019, respectively.

13. REINSURANCE – (Continued)

As of December 31, 2021 and 2020, policy and claim reserves relating to insurance ceded of $4.6 billion and $4.7 billion, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, the Company would be obligated to pay such claims. As of December 31, 2021 and 2020, the Company had paid $157 million and $135 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, as of December 31, 2021 and 2020, the Company had receivables of $64 million and $64 million, respectively, related to insurance assumed.

The Company’s third party reinsurance receivables amounted to $4.5 billion and $4.6 billion as of December 31, 2021 and 2020, respectively. These amounts include ceded reserve balances and ceded benefit payments. The ceded benefit payments are recoverable from reinsurers. The following table sets forth the receivables attributable to our more significant reinsurance partners:

	As of December 31,
	2021		2020
	Reinsurance	A.M. Best	Reinsurance	A.M. Best
	Receivable	Rating	Receivable	Rating

	(Dollars In Millions)
Security Life of Denver Insurance Company	$500.5	A-	$548.5	NR
Swiss Re Life & Health America, Inc.	480.1	A+	489.6	A+
Lincoln National Life Insurance Co.	337.3	A+	370.7	A+
Somerset Re	335.1	A-	259.9	A-
Transamerica Life Insurance Co.	226.4	A	240.3	A
RGA Reinsurance Company	204.6	A+	210.5	A+
American United Life Insurance Company	187.6	A+	199.1	A+
Centre Reinsurance (Bermuda) Ltd	149.3	A	167.3	NR
Employers Reassurance Corporation	139.4	B+	162.0	NR
The Canada Life Assurance Company	123.2	A+	134.0	A+

The Company’s reinsurance contracts typically do not have a fixed term. In general, the reinsurers’ ability to terminate coverage for existing cessions is limited to such circumstances as material breach of contract or non-payment of premiums by the ceding company. The reinsurance contracts generally contain provisions intended to provide the ceding company with the ability to cede future business on a basis consistent with historical terms. However, either party may terminate any of the contracts with respect to future business upon appropriate notice to the other party.

Generally, the reinsurance contracts do not limit the overall amount of the loss that can be incurred by the reinsurer. The amount of liabilities ceded under contracts that provide for the payment of experience refunds is immaterial.